                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21593
                                    --------------------------------------------

                     KAYNE ANDERSON MLP INVESTMENT COMPANY
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               (Exact name of registrant as specified in charter)

                            1800 AVENUE OF THE STARS
                         LOS ANGELES, CALIFORNIA 90067
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                    (Address of principal executive offices)

(Name and address of agent for service)

Registrant's telephone number, including area code: 310-284-6438
                                                    ------------
Date of fiscal year-end: November 30th
                         -------------
Date of reporting period: July 1, 2005 - June 30, 2006
                          ----------------------------

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Item 1 - Proxy Voting Record - Attached on behalf of Kayne Anderson MLP
Investment Company

                                                                                               PROPOSED BY                     FOR/
                                                    MEETING                                    (I)SSUER OR  VOTE  HOW        AGAINST
ISSUER                          SYMBOL CUSIP         DATE     MATTER:                           (S)HRHLDR   CAST? VOTED        MGMT

Atlas America, Inc.             ATLS   049167109   4/26/2006  ELECT:
                                                              William Bagnell                        I      yes    for          for
                                                              Nicholas Kinubile                      I      yes    for          for

                                                              VOTE:
                                                              other business as may properly         I      yes    for          for
                                                              be brought before the meeting
                                                              or any adjournment thereof

Magellan Midstream Partners,
  L.P.                          MMP    559080106   4/26/2006  ELECT:
                                                              John Lancaster, Jr.                    I      yes    for          for
                                                              George O'Brien, Jr.                    I      yes    for          for
                                                              Thomas Souleles                        I      yes    for          for

MarkWest Hydrocarbon, Inc.      MWP    570762104  12/28/2005  ELECT:
                                                              John Fox                               I      no     rec'd 1/5/06
                                                              Frank Semple                           I      no     rec'd 1/5/06
                                                              Donald Wolf                            I      no     rec'd 1/5/06

                                                              APPROVE:
                                                              certain amendments to the 1996         I      no     rec'd 1/5/06
                                                              stock incentive plan

                                                              RATIFY:
                                                              deloitte & touche LLP as               I      no     rec'd 1/5/06
                                                              accountants

Ship Finance International
  Ltd.                          SFL    G81075106  11/30/2005  RE-ELECT:                              I      no     rec'd 11/30/05
                                                              Olav Trom                              I      no     rec'd 11/30/05
                                                              Kate Blankenship                       I      no     rec'd 11/30/05
                                                              Paul Leand Jr.

                                                              APPOINT:
                                                              Moore Stephens, P.C. as                I      no     rec'd 11/30/05
                                                              auditor

                                                              TRANSACT:
                                                              other business as may properly         I      no     rec'd 11/30/05
                                                              come before the meeting or any
                                                              adjournment thereof

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
                                                                                               PROPOSED BY                     FOR/
                                                    MEETING                                    (I)SSUER OR  VOTE  HOW        AGAINST
ISSUER                          SYMBOL CUSIP         DATE     MATTER:                           (S)HRHLDR   CAST? VOTED        MGMT

Frontline Ltd.                  FRO    G3682E127  11/30/2005  RE-ELECT:
                                                              John Fredriksen as director            I      yes    for          for
                                                              RE-ELECT:
                                                              Olav Trom as director                  I      yes    for          for
                                                              RE-ELECT:
                                                              Kate Blankenship as director           I      yes    for          for
                                                              RE-ELECT:
                                                              Frixos Savvdies as director            I      yes    for          for

                                                              APPOINT:
                                                              pricewaterhousecoopers da of Olso      I      yes    for          for

                                                              TRANSACT:
                                                              other business as may properly         I      yes    for          for
                                                              come before the meeting or any
                                                              adjournment thereof

Copano Energy, L.L.C.           CPNO   217202100  10/27/2005  Class B conversion & issuance          I      yes    for          for
                                                              proposal

                                                              LTIP amendment porposal                I      yes    for          for

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kayne Anderson MLP Investment Company
(Registrant)

By: /s/ Kevin S. McCarthy
    ---------------------------------------------
Kevin S. McCarthy
President of Kayne Anderson MLP Investment Company
(Signature & Title)
Date: August 23, 2006